Management fees	6 Months Ended
Jun. 30, 2015
Fees and Commissions [Abstract]
Management fees
10.      Management fees
      As of January 1, 2015, the Company engaged Ship Procurement Services S.A. (“SPS”), an unaffiliated third party company, to provide to its fleet certain procurement services at a daily fee of $0.295 per vessel. Total management fees to SPS for the six month period ended June 30, 2015, were $3,748 and are included in Management fees in the accompanying unaudited interim condensed statement of operations. In addition, Management fees for the six month period ended June 30, 2015 also include $315 of fees incurred pursuant to the management agreement with Maryville discussed in Note 3.